SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Available-for-sale securities, Fair Value	$ 205	$ 189
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	205
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	8,877	807
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0	0
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	8,877	807
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value		631
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value		0
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value		0
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value		631
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	633	648
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0	0
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0	0
Other Real Estate Owned [Member] | Residential Real Estate One To Four Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	633	648
Other Real Estate Owned [Member] | Residential Real Estate Land [Member]
Available-for-sale securities, Fair Value	15
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value	0
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value	0
Other Real Estate Owned [Member] | Residential Real Estate Land [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value	15
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value		233
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, Fair Value		0
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, Fair Value		0
Other Real Estate Owned [Member] | Residential Real Estate Multi Family [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, Fair Value		$ 233